Shareholder Report, Holdings (Details) - Fidelity Limited Term Government Fund	May 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	74.10%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CD0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
CD3Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
CD4Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
CD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CD6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	74.80%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%